UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6474
DREYFUS GROWTH AND INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Growth and Income Fund, Inc.
Statement of Investments
July 31, 2005 (Unaudited)

Common Stock-98.9%	Shares		Value($)

Consumer Discretionary-10.9%
Advance Auto Parts	162,800	a	11,226,688
Carnival	258,600		13,550,640
Dollar General	415,700		8,447,024
Federated Department Stores	93,000	b	7,055,910
Hilton Hotels	514,800		12,741,300
Home Depot	249,500		10,855,745
News, Cl. A	528,200		8,651,916
Target	135,300		7,948,875
Walt Disney	374,800		9,609,872
			90,087,970
Consumer Staples-9.7%
Altria Group	261,000		17,476,560
CVS	356,400		11,059,092
Estee Lauder Cos., Cl. A	170,800		6,685,112
PepsiCo	327,900		17,880,387
Procter & Gamble	281,700		15,670,971
Wal-Mart Stores	228,900		11,296,215
			80,068,337
Energy-9.0%
Anadarko Petroleum	93,300		8,243,055
Chevron	356,700		20,692,167
ConocoPhillips	149,400		9,350,946
Exxon Mobil	618,100		36,313,375
			74,599,543
Financial-19.7%
American Express	455,600		25,058,000
Bank of America	576,600		25,139,760
Capital One Financial	71,000		5,857,500
Citigroup	598,100		26,017,350
Countrywide Financial	364,300		13,114,800
Fidelity National Financial	318,600		12,552,840
Goldman Sachs Group	158,400		17,024,832
JPMorgan Chase & Co.	365,400		12,840,156
Merrill Lynch & Co.	167,400		9,839,772
Radian Group	302,000		15,577,160
			163,022,170
Health Care-13.1%
Alcon	136,000		15,578,800
Caremark Rx	169,900	a	7,574,142
Fisher Scientific International	146,200	a	9,802,710
Genzyme	214,000	a	15,923,740
Johnson & Johnson	306,400		19,597,344
Novartis, ADR	272,400		13,268,604
Pfizer	305,800		8,103,700
WellPoint	119,900	a	8,481,726

Wyeth	209,100		9,566,325
			107,897,091
Industrials-11.6%
Burlington Northern Santa Fe	322,400		17,490,200
Caterpillar	99,900		5,385,609
Danaher	203,800		11,300,710
Emerson Electric	164,000		10,791,200
General Electric	941,000		32,464,500
3M	53,700		4,027,500
Tyco International	465,300		14,177,691
			95,637,410
Information Technology-15.6%
Altera	206,500	a	4,516,155
Amdocs	134,500	a	3,993,305
Cisco Systems	490,400	a	9,391,160
Dell	234,400	a	9,486,168
EMC	1,045,000	a	14,306,050
Intel	461,700		12,530,538
International Business Machines	218,100		18,202,626
Microsoft	439,100		11,245,351
Motorola	738,900		15,649,902
National Semiconductor	209,500		5,176,745
Texas Instruments	356,900		11,335,144
VeriSign	137,700	a	3,622,887
Yahoo!	274,600	a	9,155,164
			128,611,195
Materials-3.0%
Air Products & Chemicals	219,800		13,135,248
du Pont EI de Nemours	282,900		12,074,172
			25,209,420
Telecommunication Services-3.1%
SBC Communications	488,400		11,941,380
Verizon Communications	390,700		13,373,661
			25,315,041
Utilities-3.2%
Consolidated Edison	100,000	b	4,816,000
PG&E	118,800	b	4,470,444
Sempra Energy	152,600		6,485,500
Southern	298,300		10,437,517
			26,209,461

Total Common Stocks
(cost $697,475,652)			816,657,638

Investment Of Cash Collateral
for Securities Loaned-0.5%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Fund
(cost $4,285,200)	4,285,200	c	4,285,200

Other Investments-1.1%	Shares		Value($)

Registered Investment Company:

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,715,000)	8,715,000	c	8,715,000
Total Investments(cost $710,475,852)	100.5%		829,657,838
Liabilities, Less Cash and Receivables	(.5%)		(4,237,031)
Net Assets	100.0%		825,420,807

ADR - American Depository Receipts.
a Non-income producing.
b All or a portion of these securities are on loan. At July 31, 2005, the total market value of the fund's securities on loan is $4,149,958 and the total market value of the collateral held is $4,285,200.
c Investment in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Industries	% of fund

Financial	19.7%
Information Technology	15.6%
Health Care	13.1%
Industrials	11.6%
Consumer Discretionary	10.9%
Consumer Staples	9.7%
Energy	9.0%
Utilities	3.2%
Materials	3.1%
Telecommunication Services	3.1%
Short-Term Investments	1.1%
Investment of Cash Collateral for Securities Loaned	0.5%

100.6%

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)